Related Parties - Summary of Key Management Personnel Compensation (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related parties
Short-term employee benefits	R$ 39,628	R$ 13,732	R$ 9,436
Stock options			59,747
Restricted stock units	48,852	66,429
Key management personnel compensation	R$ 88,480	R$ 80,161	R$ 69,183